Prestige Variable Life Account

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Prestige Variable Life Account and Those Charged with Governance of Prestige Variable Life Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Prestige Variable Life Account (the Separate Account) as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of their operations for the year ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the two-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 16, 2024

1

Appendix A

The subaccounts that comprise Prestige Variable Life Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Large Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Mid Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Alger Small Cap Growth Portfolio, Class I-2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Appreciation Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BNY Mellon VIF Growth And Income Portfolio, Initial Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Select Small Cap Value Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Seligman Global Technology Fund, Class 1	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

2

Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Asset Manager Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Contrafund Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Government Money Market Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Opportunities Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP High Income Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Overseas Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

3

Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
NVIT Emerging Markets Fund, Class D	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
VanEck VIP Emerging Markets Fund, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
VanEck VIP Global Resources Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

4

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio , Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
ASSETS:
Investments at fair value (1)	$186,488	$1,215,173	$413,855	$361,842	$5,902	$1,070,828	$383,839
Total assets	186,488	1,215,173	413,855	361,842	5,902	1,070,828	383,839

LIABILITIES:
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-

NET ASSETS	$186,488	$1,215,173	$413,855	$361,842	$5,902	$1,070,828	$383,839

Fair value per share (NAV)	$78.22	$62.42	$16.85	$16.53	$44.98	$35.02	$32.32
Shares outstanding in the Separate Account	2,384	19,468	24,561	21,890	131	30,578	11,876

(1) Investments in mutual fund shares, at cost	$193,180	$1,190,862	$500,938	$512,404	$5,448	$1,148,082	$346,933

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

5

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$77,361	$312,889	$30,588	$229,492	$667,326	$236,357	$25,042
Total assets	77,361	312,889	30,588	229,492	667,326	236,357	25,042

LIABILITIES:
Payable to the Company	-	-	-	-	-	50	-
Total liabilities	-	-	-	-	-	50	-

NET ASSETS	$77,361	$312,889	$30,588	$229,492	$667,326	$236,307	$25,042

Fair value per share (NAV)	$33.38	$28.77	$24.18	$15.64	$48.63	$1.00	$59.76
Shares outstanding in the Separate Account	2,318	10,876	1,265	14,673	13,723	236,357	419

(1) Investments in mutual fund shares, at cost	$54,143	$248,136	$28,987	$226,229	$468,993	$236,357	$22,004

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Continued)

See accompanying notes to financial statements.

6

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
ASSETS:
Investments at fair value (1)	$1,361,453	$23,483	$2,413,676	$198,478	$217,994	$1,021,860	$42,880
Total assets	1,361,453	23,483	2,413,676	198,478	217,994	1,021,860	42,880

LIABILITIES:
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-

NET ASSETS	$1,361,453	$23,483	$2,413,676	$198,478	$217,994	$1,021,860	$42,880

Fair value per share (NAV)	$93.10	$4.60	$461.79	$11.17	$25.82	$8.43	$12.54
Shares outstanding in the Separate Account	14,624	5,105	5,227	17,769	8,443	121,217	3,419

(1) Investments in mutual fund shares, at cost	$1,008,717	$26,181	$1,059,703	$226,090	$175,888	$1,120,231	$42,275

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

7

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	NVIT Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I
ASSETS:
Investments at fair value (1)	$153,648	$12,083	$89,261	$18,601	$15,187	$6,195
Total assets	153,648	12,083	89,261	18,601	15,187	6,195

LIABILITIES:
Payable to the Company	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-

NET ASSETS	$153,648	$12,083	$89,261	$18,601	$15,187	$6,195

Fair value per share (NAV)	$19.53	$11.16	$42.07	$10.33	$9.21	$26.59
Shares outstanding in the Separate Account	7,867	1,083	2,122	1,801	1,649	233

(1) Investments in mutual fund shares, at cost	$142,261	$13,786	$66,640	$21,153	$19,426	$5,377

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Concluded)

See accompanying notes to financial statements.

8

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio , Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$42	$6,999	$2,399

TOTAL INVESTMENT INCOME	-	-	-	-	42	6,999	2,399

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(972)	11,811	(4,778)	(11,905)	229	(9,966)	8,526
Capital gain distributions	-	-	-	-	668	81,525	39,805

Net realized gain (loss) on investments	(972)	11,811	(4,778)	(11,905)	897	71,559	48,331

Change in net unrealized appreciation (depreciation) on investments	57,962	299,060	84,508	62,131	262	106,417	36,377

Net realized and unrealized gain (loss) on investments	56,990	310,871	79,730	50,226	1,159	177,976	84,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,990	$310,871	$79,730	$50,226	$1,201	$184,975	$87,107

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

9

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$5,180	$2,956	$9,136	$-

TOTAL INVESTMENT INCOME	-	-	-	5,180	2,956	9,136	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,842	5,509	45	675	14,106	-	8,791
Capital gain distributions	-	12,697	1,377	2,404	21,355	-	-

Net realized gain (loss) on investments	1,842	18,206	1,422	3,079	35,461	-	8,791

Change in net unrealized appreciation (depreciation) on investments	7,134	84,147	8,247	19,040	132,833	-	1,622

Net realized and unrealized gain (loss) on investments	8,976	102,353	9,669	22,119	168,294	-	10,413

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,976	$102,353	$9,669	$27,299	$171,250	$9,136	$10,413

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

10

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
INVESTMENT INCOME:
Dividend income	$1,652	$1,293	$33,409	$5,007	$2,150	$15,664	$-

TOTAL INVESTMENT INCOME	1,652	1,293	33,409	5,007	2,150	15,664	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	59,749	(2,167)	100,152	(760)	4,194	(6,367)	(1,324)
Capital gain distributions	59,396	-	20,507	-	544	79,086	1,626

Net realized gain (loss) on investments	119,145	(2,167)	120,659	(760)	4,738	72,719	302

Change in net unrealized appreciation (depreciation) on investments	265,679	3,374	368,560	6,986	31,358	22,587	13,430

Net realized and unrealized gain (loss) on investments	384,824	1,207	489,219	6,226	36,096	95,306	13,732

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$386,476	$2,500	$522,628	$11,233	$38,246	$110,970	$13,732

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

11

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	NVIT Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I
INVESTMENT INCOME:
Dividend income	$983	$433	$1,318	$260	$518	$178

TOTAL INVESTMENT INCOME	983	433	1,318	260	518	178

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	954	(145)	2,776	(95)	(261)	143
Capital gain distributions	-	-	-	-	-	-

Net realized gain (loss) on investments	954	(145)	2,776	(95)	(261)	143

Change in net unrealized appreciation (depreciation) on investments	28,265	327	4,898	514	1,088	(543)

Net realized and unrealized gain (loss) on investments	29,219	182	7,674	419	827	(400)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,202	$615	$8,992	$679	$1,345	$(222)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

12

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio , Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$-	$42	$6,999	$2,399
Net realized gain (loss) on investments	(972)	11,811	(4,778)	(11,905)	897	71,559	48,331
Change in net unrealized appreciation (depreciation) on investments	57,962	299,060	84,508	62,131	262	106,417	36,377

Net increase (decrease) in net assets resulting from operations	56,990	310,871	79,730	50,226	1,201	184,975	87,107

POLICY TRANSACTIONS:
Policy owners' net payments	4,953	22,752	8,923	14,259	1,569	16,845	11,687
Policy maintenance charges	(8,913)	(41,730)	(11,837)	(13,173)	(2,298)	(47,777)	(37,577)
Policy owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	124	(39,927)	(11,139)	17,738	34	18,652	(18,217)

Increase (decrease) in net assets resulting from Policy transactions	(3,836)	(58,905)	(14,053)	18,824	(695)	(12,280)	(44,107)

Total increase (decrease) in net assets	53,154	251,966	65,677	69,050	506	172,695	43,000

NET ASSETS:
Beginning of period	133,334	963,207	348,178	292,792	5,396	898,133	340,839

End of period	$186,488	$1,215,173	$413,855	$361,842	$5,902	$1,070,828	$383,839

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

13

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$5,180	$2,956	$9,136	$-
Net realized gain (loss) on investments	1,842	18,206	1,422	3,079	35,461	-	8,791
Change in net unrealized appreciation (depreciation) on investments	7,134	84,147	8,247	19,040	132,833	-	1,622

Net increase (decrease) in net assets resulting from operations	8,976	102,353	9,669	27,299	171,250	9,136	10,413

POLICY TRANSACTIONS:
Policy owners' net payments	1,669	5,286	6,824	11,772	15,340	137,107	595
Policy maintenance charges	(4,131)	(9,754)	(6,872)	(13,194)	(32,070)	(142,285)	(1,656)
Policy owners' benefits	-	-	-	-	-	(169,619)	-
Net transfers (to) from the Company and/or Subaccounts	(977)	(14,476)	(1,718)	(13,149)	(17,990)	224,323	(20,194)

Increase (decrease) in net assets resulting from Policy transactions	(3,439)	(18,944)	(1,766)	(14,571)	(34,720)	49,526	(21,255)

Total increase (decrease) in net assets	5,537	83,409	7,903	12,728	136,530	58,662	(10,842)

NET ASSETS:
Beginning of period	71,824	229,480	22,685	216,764	530,796	177,645	35,884

End of period	$77,361	$312,889	$30,588	$229,492	$667,326	$236,307	$25,042

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

14

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,652	$1,293	$33,409	$5,007	$2,150	$15,664	$-
Net realized gain (loss) on investments	119,145	(2,167)	120,659	(760)	4,738	72,719	302
Change in net unrealized appreciation (depreciation) on investments	265,679	3,374	368,560	6,986	31,358	22,587	13,430

Net increase (decrease) in net assets resulting from operations	386,476	2,500	522,628	11,233	38,246	110,970	13,732

POLICY TRANSACTIONS:
Policy owners' net payments	20,305	1,763	21,143	6,005	4,273	17,422	326
Policy maintenance charges	(53,104)	(4,008)	(70,872)	(5,997)	(7,889)	(43,972)	(2,303)
Policy owners' benefits	-	-	(60,025)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(96,271)	(7,762)	(44,068)	13,929	(5,948)	74,279	(1,232)

Increase (decrease) in net assets resulting from Policy transactions	(129,070)	(10,007)	(153,822)	13,937	(9,564)	47,729	(3,209)

Total increase (decrease) in net assets	257,406	(7,507)	368,806	25,170	28,682	158,699	10,523

NET ASSETS:
Beginning of period	1,104,047	30,990	2,044,870	173,308	189,312	863,161	32,357

End of period	$1,361,453	$23,483	$2,413,676	$198,478	$217,994	$1,021,860	$42,880

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

15

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	NVIT Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$983	$433	$1,318	$260	$518	$178
Net realized gain (loss) on investments	954	(145)	2,776	(95)	(261)	143
Change in net unrealized appreciation (depreciation) on investments	28,265	327	4,898	514	1,088	(543)

Net increase (decrease) in net assets resulting from operations	30,202	615	8,992	679	1,345	(222)

POLICY TRANSACTIONS:
Policy owners' net payments	4,575	407	2,649	1,139	898	226
Policy maintenance charges	(9,348)	(955)	(7,548)	(631)	(649)	(243)
Policy owners' benefits	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	673	-	103	275	15	37

Increase (decrease) in net assets resulting from Policy transactions	(4,100)	(548)	(4,796)	783	264	20

Total increase (decrease) in net assets	26,102	67	4,196	1,462	1,609	(202)

NET ASSETS:
Beginning of period	127,546	12,016	85,065	17,139	13,578	6,397

End of period	$153,648	$12,083	$89,261	$18,601	$15,187	$6,195

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

16

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio , Class I-2	Alger Small Cap Growth Portfolio, Class I-2	BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	BNY Mellon VIF Appreciation Portfolio, Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$-	$33	$6,399	$2,945
Net realized gain (loss) on investments	6,257	51,386	10,907	49,724	766	274,575	87,917
Change in net unrealized appreciation (depreciation) on investments	(96,846)	(582,671)	(194,347)	(215,526)	(2,547)	(489,751)	(156,033)

Net increase (decrease) in net assets resulting from operations	(90,589)	(531,285)	(183,440)	(165,802)	(1,748)	(208,777)	(65,171)

POLICY TRANSACTIONS:
Policy owners' net payments	4,815	23,666	9,487	12,512	1,421	19,919	12,828
Policy maintenance charges	(8,761)	(37,202)	(13,002)	(12,986)	(2,073)	(44,587)	(34,798)
Policy owners' benefits	-	(422)	-	(421)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(25,702)	141,281	44,640	40,483	(82)	(23,932)	(27,411)

Increase (decrease) in net assets resulting from Policy transactions	(29,649)	127,324	41,124	39,589	(734)	(48,600)	(49,381)

Total increase (decrease) in net assets	(120,239)	(403,962)	(142,316)	(126,213)	(2,482)	(257,377)	(114,552)

NET ASSETS:
Beginning of period	253,572	1,367,169	490,494	419,005	7,879	1,155,510	455,392

End of period	$133,334	$963,207	$348,178	$292,792	$5,396	$898,133	$340,839

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

17

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 1	Columbia VP Seligman Global Technology Fund, Class 2	Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$-	$-	$-	$4,773	$2,985	$2,603	$-
Net realized gain (loss) on investments	2,494	63,785	7,414	15,668	36,751	-	9,632
Change in net unrealized appreciation (depreciation) on investments	(15,561)	(170,488)	(17,816)	(58,672)	(233,604)	-	(32,028)

Net increase (decrease) in net assets resulting from operations	(13,068)	(106,703)	(10,402)	(38,231)	(193,869)	2,603	(22,396)

POLICY TRANSACTIONS:
Policy owners' net payments	1,857	4,749	4,315	9,251	14,482	132,043	1,659
Policy maintenance charges	(3,984)	(9,246)	(6,672)	(13,712)	(32,569)	(138,256)	(3,305)
Policy owners' benefits	-	-	-	-	(215)	(1,376)	-
Net transfers (to) from the Company and/or Subaccounts	(2,787)	731	1,816	4,560	77	(240,636)	1,166

Increase (decrease) in net assets resulting from Policy transactions	(4,914)	(3,766)	(541)	99	(18,226)	(248,225)	(480)

Total increase (decrease) in net assets	(17,981)	(110,469)	(10,943)	(38,132)	(212,095)	(245,622)	(22,876)

NET ASSETS:
Beginning of period	89,805	339,949	33,629	254,896	742,891	423,267	58,759

End of period	$71,824	$229,480	$22,685	$216,764	$530,796	$177,645	$35,884

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

18

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$7,362	$1,669	$32,295	$4,156	$2,174	$13,623	$-
Net realized gain (loss) on investments	106,219	(1,922)	88,382	7,942	3,474	70,262	6,283
Change in net unrealized appreciation (depreciation) on investments	(470,002)	(5,274)	(590,192)	(38,492)	(66,408)	(154,721)	(21,166)

Net increase (decrease) in net assets resulting from operations	(356,421)	(5,527)	(469,515)	(26,395)	(60,760)	(70,836)	(14,882)

POLICY TRANSACTIONS:
Policy owners' net payments	25,140	1,907	41,718	6,076	4,563	20,473	326
Policy maintenance charges	(49,990)	(4,903)	(69,452)	(6,100)	(7,611)	(45,292)	(2,035)
Policy owners' benefits	-	(212)	(534)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	24,348	(10,033)	(61,449)	(9,041)	6,041	(140,178)	4,087

Increase (decrease) in net assets resulting from Policy transactions	(502)	(13,241)	(89,716)	(9,064)	2,993	(164,997)	2,378

Total increase (decrease) in net assets	(356,923)	(18,768)	(559,231)	(35,459)	(57,767)	(235,834)	(12,504)

NET ASSETS:
Beginning of period	1,460,970	49,758	2,604,101	208,767	247,079	1,098,994	44,861

End of period	$1,104,047	$30,990	$2,044,870	$173,308	$189,312	$863,161	$32,357

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

19

PRESTIGE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	NVIT Emerging Markets Fund, Class D	VanEck VIP Emerging Markets Fund, Initial Class	VanEck VIP Global Resources Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$1,131	$258	$1,509	$31	$38	$108
Net realized gain (loss) on investments	1,603	(512)	4,179	(1,428)	2,514	192
Change in net unrealized appreciation (depreciation) on investments	(34,977)	(2,691)	(15,376)	(7,878)	(6,655)	290

Net increase (decrease) in net assets resulting from operations	(32,244)	(2,945)	(9,688)	(9,275)	(4,103)	590

POLICY TRANSACTIONS:
Policy owners' net payments	4,226	373	2,636	1,151	1,474	226
Policy maintenance charges	(8,459)	(907)	(7,171)	(612)	(587)	(251)
Policy owners' benefits	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(3,536)	(8,386)	(8,867)	(14,197)	299	(380)

Increase (decrease) in net assets resulting from Policy transactions	(7,769)	(8,921)	(13,402)	(13,659)	1,185	(406)

Total increase (decrease) in net assets	(40,013)	(11,865)	(23,091)	(22,934)	(2,917)	185

NET ASSETS:
Beginning of period	167,559	23,882	108,156	40,073	16,495	6,212

End of period	$127,546	$12,016	$85,065	$17,139	$13,578	$6,397

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

20

PRESTIGE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Prestige Variable Life Account (the Separate Account), a Separate Account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

If available under their Policy for investment, Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is the variable life insurance product funded by the Separate Account:

Prestige

For the years ended December 31, 2023 and 2022, the Separate Account was invested in up to 27 Subaccounts, as follows:

Alger Capital Appreciation Portfolio, Class I-2
Alger Large Cap Growth Portfolio, Class I-2
Alger Mid Cap Growth Portfolio, Class I-2
Alger Small Cap Growth Portfolio, Class I-2
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
BNY Mellon VIF Appreciation Portfolio, Initial Shares
BNY Mellon VIF Growth And Income Portfolio, Initial Shares
Columbia VP Select Small Cap Value Fund, Class 2
Columbia VP Seligman Global Technology Fund, Class 1
Columbia VP Seligman Global Technology Fund, Class 2
Fidelity VIP Asset Manager Portfolio, Initial Class
Fidelity VIP Contrafund Portfolio
Fidelity VIP Government Money Market Portfolio, Initial Class
Fidelity VIP Growth Opportunities Portfolio, Initial Class

21

Fidelity VIP Growth Portfolio, Initial Class
Fidelity VIP High Income Portfolio, Initial Class
Fidelity VIP Index 500 Portfolio, Initial Class
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
Fidelity VIP Overseas Portfolio, Initial Class
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
Goldman Sachs VIT Us Equity Insights Fund, Institutional Shares
Janus Henderson VIT Flexible Bond Portfolio Service Shares, Service Shares
Janus Henderson VIT Overseas Portfolio, Institutional Shares
NVIT Emerging Markets Fund, Class D
VanEck VIP Emerging Markets Fund, Initial Class
VanEck VIP Global Resources Fund, Class I

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

22

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

23

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

24

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales
Alger Capital Appreciation Portfolio, Class I-2	$3,376	$7,211
Alger Large Cap Growth Portfolio, Class I-2	20,017	78,923
Alger Mid Cap Growth Portfolio, Class I-2	18,647	32,699
Alger Small Cap Growth Portfolio, Class I-2	38,525	19,701
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	1,641	1,627
BNY Mellon VIF Appreciation Portfolio, Initial Shares	139,635	63,391
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	54,764	56,668
Columbia VP Select Small Cap Value Fund, Class 2	1,846	5,285
Columbia VP Seligman Global Technology Fund, Class 1	16,943	23,190
Columbia VP Seligman Global Technology Fund, Class 2	8,887	9,277
Fidelity VIP Asset Manager Portfolio, Initial Class	18,350	25,337
Fidelity VIP Contrafund Portfolio	34,249	44,657
Fidelity VIP Government Money Market Portfolio, Initial Class	285,301	226,589
Fidelity VIP Growth Opportunities Portfolio, Initial Class	666	21,920
Fidelity VIP Growth Portfolio, Initial Class	82,879	150,901
Fidelity VIP High Income Portfolio, Initial Class	3,325	12,039
Fidelity VIP Index 500 Portfolio, Initial Class	67,001	166,909
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	23,302	4,357
Fidelity VIP Overseas Portfolio, Initial Class	10,471	17,340
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	186,333	43,853
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	16,549	18,132
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	7,680	10,797
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	765	880
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	6,218	9,697
NVIT Emerging Markets Fund, Class D	1,807	764
VanEck VIP Emerging Markets Fund, Initial Class	1,400	618
VanEck VIP Global Resources Fund, Class I	796	598

25

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio, Class I-2	12	24	(12)	15	126	(111)
Alger Large Cap Growth Portfolio, Class I-2	58	225	(167)	539	98	441
Alger Mid Cap Growth Portfolio, Class I-2	99	172	(73)	291	83	208
Alger Small Cap Growth Portfolio, Class I-2	174	89	85	220	62	158
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares	7	12	(5)	6	11	(5)
BNY Mellon VIF Appreciation Portfolio, Initial Shares	243	313	(70)	104	370	(266)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	79	349	(270)	101	437	(336)
Columbia VP Select Small Cap Value Fund, Class 2	71	204	(133)	79	265	(186)
Columbia VP Seligman Global Technology Fund, Class 1	63	317	(254)	118	165	(47)
Columbia VP Seligman Global Technology Fund, Class 2	43	55	(12)	40	41	(1)
Fidelity VIP Asset Manager Portfolio, Initial Class	110	257	(147)	140	140	-
Fidelity VIP Contrafund Portfolio	48	223	(175)	45	140	(95)
Fidelity VIP Government Money Market Portfolio, Initial Class	58,402	48,059	10,343	16,918	71,507	(54,589)
Fidelity VIP Growth Opportunities Portfolio, Initial Class	5	165	(160)	19	22	(3)
Fidelity VIP Growth Portfolio, Initial Class	51	343	(292)	132	131	1
Fidelity VIP High Income Portfolio, Initial Class	21	123	(102)	11	149	(138)
Fidelity VIP Index 500 Portfolio, Initial Class	15	188	(173)	43	154	(111)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	310	74	236	141	287	(146)
Fidelity VIP Overseas Portfolio, Initial Class	97	212	(115)	167	130	37
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares	2,189	1,112	1,077	504	4,854	(4,350)
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares	235	277	(42)	76	36	40
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares	124	192	(68)	88	226	(138)
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares	11	30	(19)	14	305	(291)
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares	121	241	(120)	113	476	(363)
NVIT Emerging Markets Fund, Class D	139	68	71	130	1,311	(1,181)
VanEck VIP Emerging Markets Fund, Initial Class	20	14	6	38	11	27
VanEck VIP Global Resources Fund, Class I	9	9	-	3	8	(5)

Note: Units may not foot/crossfoot due to rounding.

26

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Premium Expense Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Policies. The charge is deducted from each premium payment prior to the purchase of units and reduces Policy owners' net payments on the Statements of Changes in Net Assets.	6.0% of each premium received

Monthly Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$7.50 per month through the Policy’s final payment date

Mortality and Expense Risk Charge
This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.10% - 0.35% of the net assets of the Subaccounts as of the Policy's prior monthly anniversary day

Charge for Optional Benefits

This fee is assessed to reimburse the Company for costs and risks stemming from optional living and/or death benefits elected by the Policy owner. The fee is deducted monthly when a contribution is received, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

$0.01 - $40.31 per $1,000 of net amount at risk per month

27

Expense Type	Range
Cost of Insurance Charge (COI)

This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.

$0.01 - $40.31 per $1,000 of net amount at risk per month

Partial Surrender Charge
This charge is assessed to reimburse the Company for the costs incurred when processing partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Policy owners' benefits within the Statements of Changes in Net Assets.	A maximum of $25 per partial surrender

Transfer Charge

This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy owners’ benefits within the Statements of Changes in Net Assets..

$10 per transfer, after the first 12 transfers in any calendar year

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. The deduction is withdrawn annually, assessed through a redemption of units, and recorded as Net transfers (to) from the Company and/or Subaccounts within the Statements of Changes in Net Assets.	0.0% - 0.8% of the loan balance

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

28

6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the five years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Alger Capital Appreciation Portfolio, Class I-2
2023	1		$356.41	$186	0.00%	43.13%
2022	1		249.01	133	0.00%	(36.53)%
2021	1		392.31	254	0.00%	19.14%
2020	1		329.30	217	0.00%	41.75%
2019	1		232.29	177	0.00%	33.58%
Alger Large Cap Growth Portfolio, Class I-2
2023	3		374.34	1,215	0.00%	32.67%
2022	3		282.17	963	0.00%	(38.65)%
2021	3		459.95	1,367	0.00%	11.84%
2020	3		411.26	1,190	0.18%	67.03%
2019	3		246.23	836	0.00%	27.43%
Alger Mid Cap Growth Portfolio, Class I-2
2023	2		205.69	414	0.00%	23.17%
2022	2		166.99	348	0.00%	(36.07)%
2021	2		261.21	490	0.00%	4.20%
2020	2		250.68	497	0.00%	64.63%
2019	2		152.26	360	0.00%	30.26%
Alger Small Cap Growth Portfolio, Class I-2
2023	1		242.85	362	0.00%	16.49%
2022	1		208.47	293	0.00%	(38.01)%
2021	1		336.29	419	0.00%	(6.07)%
2020	1		358.01	417	1.18%	67.15%
2019	1		214.21	275	0.00%	29.34%
BNY Mellon Sustainable U.S. Equity Portfolio, Initial Shares
2023	0	*	154.94	6	0.74%	23.82%
2022	0	*	125.13	5	0.53%	(22.28)%
2021	0	*	161.01	8	0.78%	26.03%
2020	0	*	127.75	7	1.15%	24.14%
2019	0	*	102.70	6	1.48%	34.35%
BNY Mellon VIF Appreciation Portfolio, Initial Shares
2023	5		221.11	1,071	0.72%	20.97%
2022	5		182.78	898	0.67%	(18.06)%
2021	5		223.08	1,156	0.44%	27.13%
2020	6		175.48	974	0.86%	23.69%
2019	5		141.88	757	1.16%	36.10%

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	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2023	2		$177.60	$384	0.65%	26.68%
2022	2		140.19	341	0.79%	(14.81)%
2021	3		164.57	455	0.47%	25.62%
2020	3		131.00	403	0.84%	24.63%
2019	3		105.13	331	1.08%	29.12%
Columbia VP Select Small Cap Value Fund, Class 2
2023	3		27.86	77	0.00%	12.85%
2022	3		24.69	72	0.00%	(14.93)%
2021	3		29.02	90	0.00%	30.62%
2020	3		22.22	71	0.00%	8.92%
2019	3		20.40	61	0.00%	17.44%
Columbia VP Seligman Global Technology Fund, Class 1
2023	4		80.80	313	0.00%	45.28%
2022	4		55.62	229	0.00%	(31.73)%
2021	4		81.46	340	0.40%	39.03%
2020	4		58.59	261	0.00%	46.18%
2019	6		40.08	221	0.00%	55.31%
Columbia VP Seligman Global Technology Fund, Class 2
2023	0	*	201.57	31	0.00%	44.87%
2022	0	*	139.14	23	0.00%	(31.89)%
2021	0	*	204.30	34	0.29%	38.75%
2020	0	*	147.24	31	0.00%	45.80%
2019	0	*	100.84	26	0.00%	54.97%
Fidelity VIP Asset Manager Portfolio, Initial Class
2023	2		104.26	229	2.33%	12.94%
2022	2		92.31	217	2.10%	(14.94)%
2021	2		108.51	255	1.39%	9.92%
2020	5		98.72	463	1.64%	14.87%
2019	5		85.93	417	1.82%	18.25%
Fidelity VIP Contrafund Portfolio
2023	3		234.27	667	0.49%	33.45%
2022	3		175.55	531	0.51%	(26.31)%
2021	3		238.24	743	0.07%	27.84%
2020	4		186.36	681	0.27%	30.57%
2019	4		142.74	550	0.44%	(31.58)%
Fidelity VIP Government Money Market Portfolio, Initial Class
2023	49		4.84	236	4.78%	4.89%
2022	39		4.61	178	1.15%	1.44%
2021	93		4.55	423	0.01%	0.01%
2020	43		4.55	194	0.33%	0.34%
2019	42		4.53	188	2.00%	2.03%

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	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Fidelity VIP Growth Opportunities Portfolio, Initial Class
2023	0	*	$170.64	$25	0.00%	45.65%
2022	0	*	117.16	36	0.00%	(38.18)%
2021	0	*	189.52	59	0.00%	12.00%
2020	1		169.21	55	0.01%	68.66%
2019	0	*	100.44	35	0.14%	40.84%
Fidelity VIP Growth Portfolio, Initial Class
2023	3		488.08	1,361	0.13%	36.24%
2022	3		358.26	1,104	0.62%	(24.46)%
2021	3		474.24	1,461	0.00%	23.22%
2020	3		384.89	1,229	0.08%	43.89%
2019	3		267.51	924	0.26%	34.31%
Fidelity VIP High Income Portfolio, Initial Class
2023	0	*	104.74	23	5.05%	10.48%
2022	0	*	94.81	31	4.37%	(11.37)%
2021	0	*	106.97	50	5.00%	4.40%
2020	1		102.46	53	5.35%	2.75%
2019	1		99.70	70	5.17%	15.11%
Fidelity VIP Index 500 Portfolio, Initial Class
2023	2		966.43	2,414	1.48%	26.19%
2022	3		765.84	2,045	1.47%	(18.21)%
2021	3		936.35	2,604	1.27%	28.57%
2020	3		728.26	2,073	1.94%	18.24%
2019	3		615.95	1,745	1.95%	31.35%
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2023	3		61.27	198	2.72%	6.20%
2022	3		57.70	173	2.27%	(12.96)%
2021	3		66.29	209	2.00%	(0.61)%
2020	3		66.69	203	2.51%	9.39%
2019	3		60.96	170	2.75%	9.67%
Fidelity VIP Overseas Portfolio, Initial Class
2023	2		87.95	218	1.06%	20.51%
2022	3		72.98	189	1.10%	(24.48)%
2021	3		96.64	247	0.52%	19.69%
2020	3		80.74	219	0.49%	15.62%
2019	3		69.83	191	1.76%	27.77%
Goldman Sachs VIT Large Cap Value Fund, Institutional Shares
2023	24		43.08	1,022	1.78%	13.01%
2022	23		38.12	863	1.36%	(6.37)%
2021	27		40.72	1,099	1.18%	24.14%
2020	28		32.80	914	1.54%	3.98%
2019	23		31.55	738	1.54%	25.93%

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	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)
Goldman Sachs VIT Strategic Growth Fund, Institutional Shares
2023	1		$72.33	$43	0.00%	41.94%
2022	1		50.96	32	0.00%	(32.52)%
2021	1		75.52	45	0.00%	21.94%
2020	1		61.93	46	0.10%	40.50%
2019	1		44.10	37	0.30%	35.53%
Goldman Sachs VIT U.S. Equity Insights Fund, Institutional Shares
2023	2		62.30	154	0.70%	23.81%
2022	3		50.32	128	0.82%	(19.74)%
2021	3		62.69	168	0.80%	29.40%
2020	3		48.45	148	0.93%	17.55%
2019	3		41.22	133	1.31%	25.21%
Janus Aspen Series Janus Henderson Flexible Bond Portfolio, Service Shares
2023	0	*	30.96	12	3.62%	5.29%
2022	0	*	29.40	12	1.59%	(13.95)%
2021	1		34.16	24	1.50%	(1.06)%
2020	1		34.53	44	2.62%	10.25%
2019	1		31.33	41	2.84%	9.28%
Janus Aspen Series Janus Henderson Overseas Portfolio, Institutional Shares
2023	2		42.04	89	1.52%	10.87%
2022	2		37.91	85	1.68%	(8.61)%
2021	3		41.48	108	1.12%	13.59%
2020	3		36.52	118	1.48%	16.29%
2019	3		31.41	105	2.07%	27.02%
NVIT Emerging Markets Fund, Class D
2023	2		11.36	19	1.46%	3.80%
2022	2		10.94	17	0.13%	(24.99)%
2021	3		14.59	40	0.96%	(7.59)%
2020	3		15.79	43	1.80%	12.92%
2019	3		13.99	37	2.18%	22.58%
VanEck VIP Emerging Markets Fund, Initial Class
2023	0	*	45.55	15	3.64%	9.77%
2022	0	*	41.49	14	0.28%	(24.44)%
2021	0	*	54.91	16	0.89%	(11.79)%
2020	0	*	62.25	20	2.24%	17.25%
2019	0	*	53.13	17	0.47%	30.60%
VanEck VIP Global Resources Fund, Class I
2023	0	*	66.48	6	2.87%	(3.58)%
2022	0	*	68.96	6	1.63%	8.42%
2021	-		63.60	6	0.43%	18.88%
2020	-		53.50	6	1.05%	19.10%
2019	-		44.71	4	0.00%	11.87%

* The Subaccount has units and/or dollars that round to less than one thousand.

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(a) These ratios represent the dividends received by the Subaccount, excluding distributions of both capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

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